CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,951,886	$ 1,545,800
Short-term investments	951,953	799,534
Restricted cash	184,143	97,032
Accounts receivable, net of allowances for doubtful accounts of $27,964 and $60,420, respectively (including due from related parties of $189,522 and $174,080 as of December 31, 2018 and 2019, respectively, Note 13)	601,876	527,897
Financing receivables, net (Note 4)	226,098
Prepaid expenses and other current assets (including prepayment to and loans to and interest receivables from related parties of $115,976 and $320,221 as of December 31, 2018 and 2019, respectively, Note 12 and 13)	695,888	362,435
Total current assets	4,611,844	3,332,698
Property and equipment, net (Note 12)	253,179	262,846
Operating lease right-of-use assets, net (Note 7)	24,872
Long-term investments, net (Note 5)	2,200,548	1,889,843
Intangible assets, net (Note 8)	214,207	225,335
Goodwill (Note 8)	93,093	94,240
Other assets (Note 12)	71,085	81,127
Total assets	7,468,828	5,886,089
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $627,037 and $1,150,273 as of December 31, 2018 and 2019, respectively. Note 2):
Accounts payable (including due to related parties of $50,678 and $46,655 as of December 31, 2018 and 2019, respectively, Note 13)	170,647	172,562
Amount due to customers	121,558	97,032
Accrued expenses and other current liabilities (including due to related parties of $14,763 and $39,836 as of December 31, 2018 and 2019, respectively, Note 12 and 13)	886,713	540,807
Short-term bank loans	81,649	78,229
Short-term operating lease liabilities (Note 7)	12,151
Short-term funding debts (Note 9)	173,821
Income taxes payable	129,591	115,725
Deferred revenues (including deferred revenue from related parties of $12,883 and $13,813 as of December 31, 2018 and 2019, respectively, Note 13)	143,073	139,306
Total current liabilities	1,719,203	1,143,661
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $51,002 and $124,992 as of December 31, 2018 and 2019, respectively, Note 2):
Convertible debt (Note 21)	888,266	884,123
Senior notes (Note 21)	793,985
Deferred revenues from related parties (Note 13)	33,217	43,652
Long-term funding debts (Note 9)	22,260
Long-term operating lease liabilities (Note 7)	13,081
Other long-term liabilities	100,903	51,781
Total long-term liabilities	1,851,712	979,556
Total liabilities	3,570,915	2,123,217
Commitments and contingencies (Note 22)
SINA shareholders' equity:
Preferred shares: $1.00 par value; 3,750,000 and 3,750,000 shares authorized; 7,150 shares issued and outstanding as of December 31, 2018 and 2019 (Note 18)	7	7
Ordinary shares: $0.133 par value; 150,000,000 and 150,000,000 shares authorized; 82,410,842 shares issued and 69,368,140 shares outstanding as of December 31, 2018; 83,317,637 shares issued and 68,450,187 shares outstanding as of December 31, 2019.	11,082	10,961
Treasury stock (13,042,702 and 14,867,450 shares as of December 31, 2018 and 2019, respectively, Note 21)	(795,396)	(733,705)
Additional paid-in capital	3,338,491	3,261,795
Accumulated other comprehensive loss	(57,117)	(33,223)
Retained earnings	141,414	211,956
Total SINA shareholders' equity	2,638,481	2,717,791
Non-controlling interests (Note 11)	1,259,432	1,045,081
Total shareholders' equity	3,897,913	3,762,872
Total liabilities and shareholders' equity	$ 7,468,828	$ 5,886,089